Taxation	12 Months Ended
Dec. 31, 2024
Taxation
Taxation

8.Taxation

a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are exempted from income tax on their foreign-derived incomes in the BVI. There are no withholding taxes in the BVI.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends. For the years ended December 31, 2021, 2023 and 2024, the Company’s overseas entity recognized income tax expense/(credit) amounted to RMB0.1 million, RMB(0.1) million and nil, respectively, for the assessable profits base on the existing legislation, interpretation and practice of Singapore.

Hong Kong

Subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a two-tiered regime under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. As an anti-avoidance measure, a group of “connected entities” can only nominate one entity within the Group to enjoy the reduced tax rate for a given year of assessment.

8.Taxation (Continued)

a)Income taxes (Continued)

China

Under the Enterprise Income Tax Law of the PRC, the Company’s Chinese subsidiaries, VIEs and subsidiaries of the VIEs are subject to an income tax of 25%, except for Guangzhou Lizhi and Guangzhou Huanliao. Due to their current status of entitled High and New Technology Enterprise (“HNTE”), Guangzhou Lizhi and Guangzhou Huanliao enjoy a preferential tax rate of 15% for the year ended December 31, 2022, 2023 and 2024. This status is subject to annual evaluation and a requirement that Guangzhou Lizhi and Guangzhou Huanliao reapply for HNTE status every three years.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 onwards, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). The additional tax deducting amount of the qualified research and development expenses have been increased from 75% to 100%, effective from 2023 onwards.

Qualified subsidiaries and VIEs of the Group claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(0.1)	(29.6)	(23.8)
Effect of withholding taxes	—	—	(1.0)
Permanent differences(1)	(33.4)	25.4	43.0
Change in valuation allowances	8.7	(21.2)	(47.4)
Effective income tax rate	0.2	(0.4)	(4.2)
(1)	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.

8.Taxation (Continued)

a)Income taxes (Continued)

China (Continued)

As of December 31, 2024, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2025	19,756
Loss expiring in 2026	44,434
Loss expiring in 2027	30,029
Loss expiring in 2028	71,158
Loss expiring in 2029	190,455
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664
Loss expiring in 2032	14,027
Loss expiring in 2033	98,722
Loss expiring in 2034	129,473
961,784

b)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2023 and 2024:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	116,862	136,584
Advertising expenses in excess of deduction limit	1	8
Total deferred tax assets	116,863	136,592
Less: valuation allowances	(116,863)	(136,592)
Net deferred tax assets	—	—

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the years presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2022	(112,838)	4,237	(108,601)
2023	(108,601)	(8,262)	(116,863)
2024	(116,863)	(19,729)	(136,592)
*

The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.

8.Taxation (Continued)

c)Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.

To the extent that subsidiaries, VIEs and subsidiaries of the VIEs of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2023, the Company did not record any such withholding tax of its subsidiaries, the VIEs and subsidiaries of the VIEs in the PRC as they are still in accumulated deficit position.

In 2024, the Group determined to cause one of its PRC subsidiaries, Guangzhou Tiya, to declare and distribute a cash dividend of part of its earnings, amounted to RMB8.0 million, to its direct oversea parent company, Tiya HK. As a result, Guangzhou Tiya paid a withholding tax in the amount of RMB0.8 million in 2024.

The Group has a plan to indefinitely reinvest its aggregate undistributed earnings and reserves and any future earnings in the PRC for use in the operation. Accordingly, no deferred tax liability on 10% withholding tax of aggregate undistributed earnings and reserves of the Company’s subsidiaries located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2023 and 2024.